Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations [Line Items]
Account receivables	$ 10,224	$ 8,325
Impairment loss	1,900
Discontinued operations [Member]
Discontinued Operations [Line Items]
Account receivables	$ 431